Concentrations	9 Months Ended
Sep. 30, 2024
Risks and Uncertainties [Abstract]
Concentrations

15 Concentrations:

Major customers

During the quarter ended September 30, 2024 and 2023, the Company had Ad tech and Content revenue. During the quarter ended September 30, 2024, the Company had revenues of $1,149,471, and $936,816, from two customers (September 30, 2023 - two customers for $630,413 and $376,276) which was more than 10% of the total revenue. The Company utilizes certain advertising agencies for the Ad tech revenue and the Google and iOS App Stores to provide a content platform for the Rooplay Apps to be played thereon.